Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

11. Related Party Balance and Transactions

The following is a list of related parties which the Company has balances/transactions with:

(a)	PTLE Limited, a shareholder of the Company.

(b)	Tri Co Trading Co., Limited, controlled by Mr. Chi Nap, Yau, who was a former director of Petrolink Hong Kong from November 1, 2022 to March 7, 2023.

a.	Due from a shareholder

As of December 31, 2025 and 2024, the balance of amount due from a shareholder was as follows:

	2025	2024
PTLE Limited (a)(1)	$15,755	$10,839
	$15,755	$10,839

(1)	The balance as of December 31, 2025 and 2024 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.
b.	Related party transactions

The Company sells marine fuel to Tri Co Trading Co., Limited (b). For the years ended December 31, 2025, 2024 and 2023, the sales of marine fuel to Tri Co Trading Co., Limited (b) were nil, nil and $3,731,638, respectively.